BlackRock Advantage Global Fund, Inc.

BlackRock Advantage SMID Cap Fund, Inc.

BlackRock Asian Dragon Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Financial Institutions Series Trust

BlackRock Summit Cash Reserves Fund

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage ESG Emerging Markets Equity Fund

BlackRock Advantage ESG International Equity Fund

BlackRock Advantage ESG U.S. Equity Fund

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock Commodity Strategies Fund

BlackRock Defensive Advantage Emerging Markets Fund

BlackRock Defensive Advantage International Fund

BlackRock Defensive Advantage U.S. Fund

BlackRock Energy Opportunities Fund

BlackRock Global Impact Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock International Impact Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Real Estate Securities Fund

BlackRock Short Obligations Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Total Factor Fund

BlackRock U.S. Impact Fund

BlackRock Wealth Liquid Environmentally Aware Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Retirement Income 2030 Fund

BlackRock Retirement Income 2040 Fund

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Systematic ESG Bond Fund

BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Income Fund

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Event Driven Equity Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 24, 2021 to the Investor A and/or Investor C Shares Prospectus of each Fund (each, a “Prospectus”)

The following is added to the section of each Prospectus entitled “Intermediary-Defined Sales Charge Waiver Policies”:

D.A. Davidson & Co. (“D.A. Davidson”):

Effective March 1, 2021, shareholders purchasing Fund shares including existing Fund shareholders, through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the Funds’ SAI.

Front-End Sales Charge Waivers on Investor A Shares available at D.A. Davidson

◾	Shares purchased of the same Fund or another BlackRock Fund through a systematic reinvestment of capital gains and dividend distributions.

◾	Shares purchased by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

◾

Shares purchased from the proceeds of redemptions of the same Fund or another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

◾

A shareholder in the Fund’s Investor C Shares will have their shares converted at net asset value to Investor A Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Investor A and C Shares Available at D.A. Davidson

◾	Shares sold due to the death or disability of the shareholder.

◾	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

◾	Shares bought due to return of excess contributions from an IRA account.

◾	Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.

◾	Shares acquired through a Right of Reinstatement.

Front-end sales charge discounts available at D.A. Davidson: Breakpoints, Rights of Accumulation and/or Letters of Intent

◾	Breakpoints as described in this Prospectus.

◾

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible BlackRock Fund assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

◾

Letters of intent which allow for breakpoint discounts based on anticipated purchases of BlackRock Funds, over a 13-month time period. Eligible BlackRock Fund assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Shareholders should retain this Supplement for future reference.

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